License Agreements - Additional Information (Details) - USD ($) $ in Thousands	Mar. 29, 2020	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
License Agreement [Line Items]
Voting stock, value		$ 132	$ 6	$ 5
Nano Tx Licenses Agreement [Member]
License Agreement [Line Items]
License fee payment in cash	$ 400
Voting stock, value	$ 300
Percentage of non-dilutive monetary awards required to pay	15.00%
Accrued payments due to NanoTx		$ 300	$ 1,000